Income tax - Deferred tax assets (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	$ 3,094	$ 3,162
Amounts recognised directly in OCI	206	87
Gross deferred tax assets	3,300	3,249
Set-off of deferred tax assets and deferred tax liabilities	(1,153)	(1,154)
Net deferred tax assets	2,147	2,095	$ 1,754
Provision for ECL on loans and credit commitments
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	1,519	1,465
Provision for long service leave, annual leave and other employee benefits
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	407	403
Property and equipment
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	203	222
Other provisions
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	167	240
Lease liabilities
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	576	592
All other liabilities
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	222	240
Investment securities
Deferred tax assets
Amounts recognised directly in OCI	206
Cash-flow hedges
Deferred tax assets
Amounts recognised directly in OCI		87
Parent Entity
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	2,748	2,822
Amounts recognised directly in OCI	206	87
Gross deferred tax assets	2,954	2,909
Set-off of deferred tax assets and deferred tax liabilities	(1,071)	(952)
Net deferred tax assets	1,883	1,957	$ 1,646
Parent Entity | Provision for ECL on loans and credit commitments
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	1,314	1,267
Parent Entity | Provision for long service leave, annual leave and other employee benefits
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	388	384
Parent Entity | Property and equipment
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	192	195
Parent Entity | Other provisions
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	141	219
Parent Entity | Lease liabilities
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	508	531
Parent Entity | All other liabilities
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	205	226
Parent Entity | Investment securities
Deferred tax assets
Amounts recognised directly in OCI	$ 206
Parent Entity | Cash-flow hedges
Deferred tax assets
Amounts recognised directly in OCI		$ 87